Share-Based Compensation (Schedule Of Restricted Shares/Options Activity) (Details)	12 Months Ended
Dec. 31, 2013
Share-Based Compensation [Abstract]
Beginning outstanding, Number of Options	110,768
Exercised, Number of Options	(83,034)
Ending outstanding, Number of Options	27,734